Taxes on Income (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Dec. 31, 2011
Taxes on income (Textual) [Abstract]
Undistributed earnings of foreign subsidiaries for income tax purposes		$ 1,239
Net income tax payments	$ 419	787	$ 243
Operating Loss Carryforwards	125
Total amount of federal, state and local, and foreign unrecognized tax benefits excluding interest and penalties	118	82	$ 74	$ 138	$ 58
Increase in amount of unrecognized tax benefits that unfavorably impact tax expense	52
Accrued interest and penalties associated with uncertain tax positions	$ 23	$ 19		$ 27